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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2003

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

1301 Capital of TX Hwy. Suite B-228           Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 1, 2003  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            59
                                              --------------

Form 13F Information Table Value Total:         $781,837
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT         (A)   (B)   ( C )          (A)    (B)    ( C )
AAR Corp.                    COM   000361105  33003.8385      4674764.66     SOLE                       X
Adaptec Inc.                 COM   00651f108  17410.22175     2189965        SOLE                       X
American Express             COM   25816109   581.91158       13918          SOLE                       X
Ampco Pittsburgh             COM   032037103  11388.50316     849888.2953    SOLE                       X
Astec Industries Inc.        COM   046224101  23774.60912     2726446        SOLE                       X
Automatic Data Processing    COM   053015103  19615.82128     579321.3608    SOLE                       X
Barrick Gold Corp            COM   67901108   17282.9154      965526         SOLE                       X
Belden Inc.                  COM   077459105  11040.30874     694796.0191    SOLE                       X
Berkshire Hathaway Cl B      COM   084670207  1375.38         566            SOLE                       X
Blair Corp                   COM   092828102  772.338         34790          SOLE                       X
Cntl Fnd of CDA Cl A         COM   153501101  56.628          13200          SOLE                       X
Computer Associates Intl Inc.COM   204912109  11857.31565     532195.496     SOLE                       X
Corning Inc.                 COM   219350105  378.02806       51154          SOLE                       X
CPI Corp.                    COM   125902106  28511.97508     1615409.353    SOLE                       X
Crown Pacific Partners LP    COM   228439105  308.1528        1711960        SOLE                       X
Cummins Inc.                 COM   231021106  26591.39483     740913.7595    SOLE                       X
Donnelley R. R. & Sons Co.   COM   257867101  31109.26763     1190102.052    SOLE                       X
Dynamics Research            COM   268057106  4718.5446       309210         SOLE                       X
Eastman Kodak                COM   277461109  14001.92801     511953.4921    SOLE                       X
Ethan Allen Interiors        COM   297602104  16896.85849     480570.4918    SOLE                       X
Evans & Sutherland           COM   299096107  2445.1548       430485         SOLE                       X
Flexsteel Inds               COM   339382103  163.17724       9895.527       SOLE                       X
Gardner Denver Inc.          COM   365558105  16518.93342     807377         SOLE                       X
Great Lakes Chemical         COM   390568103  25712.25538     1260404.676    SOLE                       X
Hubbell Inc. Class B         COM   443510201  3728.053        112630         SOLE                       X
Japan Smaller Capitalization COM   47109U104  13907.9071      1681730        SOLE                       X
Knape & Vogt Mfg Co          COM   498782101  110.8485        10710          SOLE                       X
Lawson Products              COM   520776105  7486.71258      273138         SOLE                       X
Layne Christensen Company    COM   521050104  11262.05622     1395546        SOLE                       X
Learning Tree                COM   522015106  4216.9248       269280         SOLE                       X
Lesco Inc.                   COM   526872106  1960.66187      219559         SOLE                       X
Lufkin Industries            COM   549764108  477.4592        19520          SOLE                       X
Martin Marietta Materials, InCOM   573284106  26621.40457     792067.9728    SOLE                       X
Matrix Services              COM   576853105  19164.55905     1117467        SOLE                       X
Maxwell Technologies         COM   577767106  14663.4912      2545745        SOLE                       X
Maytag Corp.                 COM   578592107  22618.3298      926221.5314    SOLE                       X
MBIA Inc                     COM   55262C100  21120.58405     433242.7497    SOLE                       X
Myers Industries Inc.        COM   628464109  17813.39768     1875094.493    SOLE                       X
Newmont Mining               COM   651639106  5349.16096      164792.3895    SOLE                       X
NS Group Inc.                COM   628916108  28630.875       2936500        SOLE                       X
Parlex Corp.                 COM   701630105  7894.84226      1026504        SOLE                       X
Phelps Dodge Corp.           COM   717265102  26618.19678     694267         SOLE                       X
Readers Digest Association   COM   755267101  28025.194       2079020.327    SOLE                       X
Regal Beloit                 COM   758750103  20711.0708      1084349.256    SOLE                       X
Royce Value Trust            COM   780910105  5338.90004      357356.0935    SOLE                       X
Sears Roebuck                COM   812387108  4835.2454       143735         SOLE                       X
Snap-On Inc                  COM   833034101  26514.59087     913351.3907    SOLE                       X
Sonoco Products              COM   835495102  22822.24736     950135.194     SOLE                       X
Southwest Gas                COM   844895102  2435.1705       114975         SOLE                       X
Spectrum Control             COM   847615101  296.736         52800          SOLE                       X
Tektronix, Inc.              COM   879131100  2509.488        116180         SOLE                       X
Textron Inc.                 COM   883203101  25999.42325     666310.1808    SOLE                       X
Toys R Us                    COM   892335100  56335.29924     4648127        SOLE                       X
Transocean, Inc.             COM   G90078109  10796.91483     491439         SOLE                       X
Trinity Industries Inc.      COM   896522109  14326.98417     774013.1914    SOLE                       X
X-Rite Inc.                  COM   983857103  11729.01855     1172901.855    SOLE                       X